Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2016	2015
Finished goods	$724.814	$670.291
Health care supplies	381.908	395.342
Raw materials and purchased components	225.879	206.525
Work in process	77.233	68.593
Inventories	$1.409.834	$1.340.751